Subordinated liabilities - Narrative (Details) € in Millions, ¥ in Millions, £ in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 NOK (kr)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 11,222	£ 5,986	£ 15,381
Redemption of subordinated debt	5,067	7,431	£ 8,367
Dated subordinated liabilities	42,278	36,339
Notional contract amount	83,792,768	64,625,859
Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	623	649
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	42,278	36,339
Barclays Bank PLC loans issued intra-group to Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	9,867
Redemption of subordinated debt	4,963
7.119% Fixed-to-Floating Rate Subordinated Callable Notes (USD 860m) | Fixed-to-Floating Interest Rate | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 1,276
Interest rate	4.973%			4.973%	4.973%	4.973%	4.973%	4.973%	4.973%	4.973%
USD Floating Rate Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 79
Redemption of subordinated debt	78
JPY Floating Rate Notes | Floating interest rate | Other subsidiaries
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 26
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%			6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Maturity period	5 years
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 29,754	24,880
Various subordinated loans | USD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $						$ 28,275
Various subordinated loans | EUR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €					€ 7,230
Various subordinated loans | GBP | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount	502
Various subordinated loans | JPY | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | ¥				¥ 159,700
Various subordinated loans | AUD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $							$ 1,390
Various subordinated loans | NOK | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr								kr 220
Various subordinated loans | CAD | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $									$ 450
Various subordinated loans | CHF | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | SFr										SFr 260
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 334	£ 458